Condensed Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	800,000,000	800,000,000	300,000,000
Common Stock Shares Issued	5,199,346	4,058,442	788,026
Common stock, shares outstanding	5,199,346	4,058,442	788,026